Income Taxes (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Deferred tax assets:
Federal net operating loss	$ 11,123,000	$ 15,425,000
State net operating loss	2,959,000	2,538,000
Stock-based compensation		191,000
Research and development tax credits	1,081,000	925,000
Accruals	13,000	23,000
Other	37,000	65,000
Less: valuation allowance	(15,213,000)	(19,167,000)
Total